SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Sep. 30, 2017
Short-term Investments	Short-term investments consisted of the following:

	As of September 30,
	2016	2017
	US$	US$
Held-to-maturity investments	1,128	5,261
Available-for-sale investments	150	—

	1,278	5,261